NOTE PAYABLE (Details Narrative) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Discount Interest Rate	6.71%
Promissory Note Payable Issued	$ 5
Bear Interest Rate	7.00%
Increasing Principal Amount	$ 1